4 Intangible Assets - Amortization of Intangible Assets (Details) - Quarterly (Q2) (Quarter 2 [Member], USD $)	12 Months Ended
Dec. 31, 2013
Quarter 2 [Member]
2014 (6 months)	$ 1,528
2015	3,037
2016	3,039
2017	3,037
2018	3,037
2019 and Thereafter	18,305
Total	$ 31,984